LEASES 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Leases [Abstract]
2013	$ 20,742
2014	11,185
2015	0
2016	0
2017	0
Thereafter	0
Total minimum lease revenues	$ 31,927